Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [line items]
Summary of Trade Receivables

	2024	2023
Trade receivables	104,144	114,171
Less: allowance for expected credit losses	(778)	(1,220)
Trade receivables—net	103,366	112,951

Trade Receivables
Disclosure of financial assets [line items]
Summary of Carrying Amounts By Currency

Carrying amounts, by currency, for the Group’s trade receivables are as follows:

	2024	2023
EUR	31,660	31,523
USD	29,931	27,828
GBP	19,670	20,909
CNY	13,616	19,445
SEK	2,701	5,939
Other	5,788	7,307
Total	103,366	112,951